19. EMPLOYEES BENEFITS (Details 9) R$ in Thousands	Dec. 31, 2020 BRL (R$)
Medical plan [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	7.68%
Average (%)	8.68%
Actuarial liabilities	R$ 164,011
Average (%)	6.68%
Actuarial liabilities	R$ 212,435
Medical plan [Member] | Inflation Brazil [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	6.35%
Average (%)	7.35%
Actuarial liabilities	R$ 211,694
Average (%)	5.35%
Actuarial liabilities	R$ 164,224
F.G.T.S. Penalty [Member] | Discount rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	6.51%
Average (%)	7.51%
Actuarial liabilities	R$ 265,825
Average (%)	5.51%
Actuarial liabilities	R$ 301,077
F.G.T.S. Penalty [Member] | Wage growth rate [Member]
Disclosure of defined benefit plans [line items]
Assumptions utilized	3.25%
Average (%)	4.25%
Actuarial liabilities	R$ 286,139
Average (%)	2.25%
Actuarial liabilities	R$ 278,672
F.G.T.S. Penalty [Member] | Turnover [Member]
Disclosure of defined benefit plans [line items]
Average (%)	3.00%
Actuarial liabilities	R$ 233,001
Average (%)	(3.00%)
Actuarial liabilities	R$ 356,695